Allowances for Expected Credit Losses (Tables)	12 Months Ended
Dec. 31, 2022
Allowances for Expected Credit Losses
Schedule of movement in allowance for credit losses applying ASC 326

(in $millions)	Amount
Balance as of December 31, 2021	$4
Cumulative effect of adjustment upon adoption of ASC 326	4
Current year provision for expected credit losses	19
Write-offs	(4)
Balance as of December 31, 2022	23